Goodwill and other intangible assets - Allocation of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of intangible assets material to entity [line items]
Opening balance	$ 779,896	[1]	$ 656,256		$ 518,141
Additions through business combinations	115,686		156,817		232,030
Impairment	(121,596)
Effects of movements in exchange rates and other movements	(13,658)		(33,177)		(93,915)
Closing balance	760,328		779,896	[1]	656,256
IHS Nigeria Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	59,768		63,374		71,297
Effects of movements in exchange rates and other movements	(3,432)		(3,606)		(7,923)
Closing balance	56,336		59,768		63,374
INT Towers Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	214,775		227,715		256,149
Effects of movements in exchange rates and other movements	(12,316)		(12,940)		(28,434)
Closing balance	202,459		214,775		227,715
IHS Towers NG Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	43,138		45,741		51,460
Effects of movements in exchange rates and other movements	(2,476)		(2,603)		(5,719)
Closing balance	40,662		43,138		45,741
IHS Cameroon S.A.
Disclosure of intangible assets material to entity [line items]
Opening balance	44,388		48,170		43,933
Effects of movements in exchange rates and other movements	(2,647)		(3,782)		4,237
Closing balance	41,741		44,388		48,170
IHS Cote d Ivoire S.A.
Disclosure of intangible assets material to entity [line items]
Opening balance	22,012		23,888		21,787
Effects of movements in exchange rates and other movements	(1,311)		(1,876)		2,101
Closing balance	20,701		22,012		23,888
IHS Zambia Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	50,709		39,907		60,529
Effects of movements in exchange rates and other movements	(3,991)		10,802		(20,622)
Closing balance	46,718		50,709		39,907
IHS Rwanda Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	11,867		12,319		12,986
Effects of movements in exchange rates and other movements	(681)		(452)		(667)
Closing balance	11,186		11,867		12,319
IHS Kuwait Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	12,369		13,142
Additions through business combinations					13,143
Effects of movements in exchange rates and other movements	(146)		(773)		(1)
Closing balance	12,223		12,369		13,142
IHS South Africa Proprietary Limited
Disclosure of intangible assets material to entity [line items]
Additions through business combinations	61,045
Effects of movements in exchange rates and other movements	(5,273)
Closing balance	55,772
IHS Latam tower businesses
Disclosure of intangible assets material to entity [line items]
Opening balance	241,451		182,000
Additions through business combinations	54,641		75,034		218,887
Impairment	(121,596)
Effects of movements in exchange rates and other movements	13,076		(15,583)		(36,887)
Closing balance	187,572		241,451		$ 182,000
I-Systems
Disclosure of intangible assets material to entity [line items]
Opening balance	79,419
Additions through business combinations			81,783
Effects of movements in exchange rates and other movements	5,539		(2,364)
Closing balance	$ 84,958		$ 79,419

[1]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).